LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Schedule of loans at balance sheet date (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOAN FROM SHAREHOLDER
Long term loans from financial institutions, net	$ 59,792	$ 54,926